Note 15 - Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
	Years ended December 31:
Assets	2014	2013
Cash and cash equivalents	$2,875	$2,436
Investment in subsidiaries	91,991	86,644
Notes receivable - subsidiaries	3,782	3,520
Other assets	47	370
Total assets	$98,695	$92,970

Liabilities
Notes payable	$3,791	$3,529
Subordinated debentures	8,500	8,500
Other liabilities	188	522
Total liabilities	$12,479	$12,551

Shareholders’ Equity
Total shareholders’ equity	86,216	80,419
Total liabilities and shareholders’ equity	$98,695	$92,970

Condensed Income Statement [Table Text Block]
	Years ended December 31:
Income:	2014	2013	2012
Interest on notes	$84	$85	$114
Other operating income	34	68	84
Dividends from subsidiaries	3,500	8,500	4,500
Gain on sale of ProAlliance Corporation	810	----	----

Expenses:
Interest on notes	84	86	114
Interest on subordinated debentures	165	265	789
Operating expenses	384	456	364
Income before income taxes and equity in undistributed earnings of subsidiaries	3,795	7,846	3,431
Income tax benefit	(108)	214	355
Equity in undistributed earnings of subsidiaries	4,386	52	3,266
Net Income	$8,073	$8,112	$7,052

Condensed Cash Flow Statement [Table Text Block]
	Years ended December 31:
Cash flows from operating activities:	2014	2013	2012
Net Income	$8,073	$8,112	$7,052
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sale of ProAlliance Corporation	(810)	----	----
Equity in undistributed earnings of subsidiaries	(4,386)	(52)	(3,266)
Common stock issued to ESOP	351	640	617
Change in other assets	323	(60)	96
Change in other liabilities	(334)	(15)	(21)
Net cash provided by operating activities	3,217	8,625	4,478

Cash flows from investing activities:
Proceeds from sale of ProAlliance Corporation	810	----	----
Investment in OVBC Captive	(250)	----	----
Change in notes receivable	(262)	(97)	320
Net cash provided by (used in) investing activities	298	(97)	320

Cash flows from financing activities:
Change in notes payable	262	3	(222)
Proceeds from common stock through dividend reinvestment	103	170	55
Cash dividends paid	(3,441)	(2,965)	(4,393)
Repayment of subordinated debentures	----	(5,000)	----
Net cash used in financing activities	(3,076)	(7,792)	(4,560)

Cash and cash equivalents:
Change in cash and cash equivalents	439	736	238
Cash and cash equivalents at beginning of year	2,436	1,700	1,462
Cash and cash equivalents at end of year	$2,875	$2,436	$1,700